Annual Total Returns- Thrivent Balanced Income Plus Fund (Class A) [BarChart] - Class A - Thrivent Balanced Income Plus Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.17%)	12.64%	20.18%	5.53%	(0.81%)	6.66%	11.38%	(5.09%)	16.64%	8.69%